ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Retention balance, current	$ 41	$ 138
Construction operations
Disclosure of financial assets [line items]
Retention balance, current	$ 36	$ 120